COMMITMENTS AND CONTINGENCIES (Tables)	3 Months Ended
Mar. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Schedule of total rent expense related to operating leases
Total rent expense related to operating leases, which is recognized in general and administrative expenses, was as follows:

	Three months ended March 31,
	2013	2012
	(In thousands)
Total rent expense	$227	$137